Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Percentage of fixed interest rate	6.89%	13.64%
Bank certificates of deposit [member] | Bottom of range [member]
Cash and Cash Equivalents [Line Items]
Percentage of accrued interest on certificate of deposits	50.00%	75.00%
Bank certificates of deposit [member] | Top of range [member]
Cash and Cash Equivalents [Line Items]
Percentage of accrued interest on certificate of deposits	106.00%	106.00%